Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Mar. 31, 2025	Dec. 31, 2024
Computers and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Computers and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years	7 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years